As Filed With the Securities and Exchange Commission on October 14, 1999
                                               Securities Act File No. 333-47415
                                        Investment Company Act File No. 811-8685
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.                       [ ]
                         Post-Effective Amendment No. 5                      [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 7                             [X]
                        (Check appropriate box or boxes)


                            ROCHDALE INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                               570 Lexington Ave.
                             New York, NY 10022-6837
               (Address of Principal Executive Offices) (Zip Code)


                                 (212) 702-3500
               Registrant's Telephone Number, including Area Code:

                               Julie Allecta, Esq.
                             Darek A. DeFreece, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                         345 California St., Suite 2900
                            San Francisco, CA, 94104
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective  (check  appropriate box)

             [ ] Immediately upon filing pursuant to paragraph (b)
             [ ] On pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [ ] On pursuant to paragraph (a)(1)
             [X] 75 days after filing pursuant to paragraph (a)(2)
             [ ] On pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

             [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                            ROCHDALE INVESTMENT TRUST

                    CONTENTS OF THE POST-EFFECTIVE AMENDMENT

         This Post-Effective Amendment to the registration statement of the Registrant contains the following documents:

         Facing Sheet

         Contents of the Post-Effective Amendment

         Part A - Combined Prospectus for the Rochdale Investment Trust

         Part B - Combined Statement of Additional Information for the
                  Rochdale Investment Trust

         Part C - Other Information

         Signature Page

                    -----------------------------------------

                                     PART A

                             COMBINED PROSPECTUS FOR

                            ROCHDALE INVESTMENT TRUST

                    -----------------------------------------

ROCHDALE  INVESTMENT TRUST

ROCHDALE MAGNA PORTFOLIO
ROCHDALE ALPHA PORTFOLIO
ROCHDALE ATLAS PORTFOLIO

ROCHDALE STRUCTURED LARGE GROWTH PORTFOLIO
ROCHDALE STRUCTURED LARGE VALUE PORTFOLIO
ROCHDALE STRUCTURED MID/SMALL GROWTH PORTFOLIO
ROCHDALE STRUCTURED MID/SMALL VALUE PORTFOLIO

ROCHDALE INTERMEDIATE FIXED-INCOME PORTFOLIO


PROSPECTUS
DECEMBER 31, 1999

                            ROCHDALE INVESTMENT TRUST
                               COMBINED PROSPECTUS
                                DECEMBER 31, 1999




                           ROCHDALE EQUITY PORTFOLIOS

                            ROCHDALE MAGNA PORTFOLIO
                       - a large-cap domestic equity fund

                            ROCHDALE ALPHA PORTFOLIO
                  - a medium to small-cap domestic equity fund

                            ROCHDALE ATLAS PORTFOLIO
                             - a foreign equity fund


                        ROCHDALE FIXED-INCOME PORTFOLIOS

                  ROCHDALE INTERMEDIATE FIXED-INCOME PORTFOLIO
                 - a domestic corporate and government bond fund


                         ROCHDALE STRUCTURED PORTFOLIOS

                   ROCHDALE STRUCTURED LARGE GROWTH PORTFOLIO
                    - a large-cap domestic value equity fund

                    ROCHDALE STRUCTURED LARGE VALUE PORTFOLIO
                    - a large-cap domestic growth equity fund

                 ROCHDALE STRUCTURED MID/SMALL GROWTH PORTFOLIO
               - a medium to small-cap domestic growth equity fund

                  ROCHDALE STRUCTURED MID/SMALL VALUE PORTFOLIO
               - a medium to small-cap domestic value equity fund




    AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION DOES NOT APPROVE OR DISAPPROVE OF THESE SHARES OR DETERMINE WHETHER THE INFORMATION IN THIS COMBINED PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIMINAL OFFENSE FOR ANYONE TO INFORM YOU OTHERWISE.

                               TABLE OF CONTENTS

An Overview of each Portfolio ............................................

Past Performance .........................................................

Fees and Expenses for the Equity and Fixed-Income Portfolios .............

Example ..................................................................

Fees and Expenses for the Structured  Portfolios .........................

Example ..................................................................

Investment Goal and Principal Investment Strategies for the Equity
  and Fixed-Income Portfolios ............................................

Investment Goal and Principal Investment Strategies for the
  Structured Portfolios ..................................................

Principal Risks of Investing in the Portfolios ...........................

Investment Advisor .......................................................

Shareholder Information ..................................................

Pricing of Portfolio Shares ..............................................

Dividends and Distributions ..............................................

Tax Consequences .........................................................

Distribution Arrangements ................................................

Financial Highlights .....................................................

AN OVERVIEW OF EACH PORTFOLIO

                            ROCHDALE MAGNA PORTFOLIO

INVESTMENT GOAL

     The Portfolio seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     There can be no guarantee that the Portfolio with attain its investment goal. The Portfolio pursues its investment goal by investing primarily in equity securities of larger U.S. companies (generally those companies with a market capitalization of greater than $1 billion). The Portfolio selects approximately 50 attractively valued companies from the S&P 500 (a nationally recognized index) that the Advisor considers industry leaders across both cyclical and steady growth industry groups. As an enhanced approach to broad market investing, the Advisor expects the Fund to, over the long term, generate incremental returns greater than the S&P 500.

PRINCIPAL RISKS

     As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. Some of the principal risks that could affect the value of your investment include:

     *    The stock market goes down.
     * Interest rates rise, which can result in a decline in the equity market.
     *    The market undervalues the stocks held by the Portfolio.
     *    The stocks held by the Portfolio fail to grow their earnings.

WHO MAY WANT TO INVEST IN THIS PORTFOLIO

     The Portfolio may be appropriate for investors who:

     *    Are pursuing a long-term investment goal.
     *    Want to create a large company foundation for their equity portfolio.
     *    Are seeking broad-based industry, sector, and market cycle exposure.
     * Are willing to accept swings in the value of their portfolio, commensurate with that of the broad market, with the offsetting goal of earning higher long-term total return.

     The Portfolio may not be appropriate for investors who:

     *    Are pursuing a short-term goal.
     * Wish to have their equity allocation invested more aggressively, in smaller companies only.
     *    Need regular income.

AN OVERVIEW OF EACH PORTFOLIO

                            ROCHDALE ALPHA PORTFOLIO

INVESTMENT GOAL

     The Portfolio seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio invests primarily in equity securities of small and medium-size U.S. companies. Companies are selected through intensive research and due diligence, with a focus on a company's fundamental characteristics. Companies selected are expected to grow earnings at a rate above that of larger, more established companies, and therefore the Portfolio expects over the long term to generate returns greater than that of the broad market, although there can be no assurance that the Portfolio will do so. Commensurate with these higher expected returns comes greater volatility.

PRINCIPAL RISKS

     As with all funds, there is the risk that you could lose money on your investment in the Portfolio. For example, the following risks could affect the value of your investment:

     *    The stock market goes down.
     * Interest rates rise, which can result in a decline in the equity market.
     *    The market undervalues the stocks held by the Portfolio.
     *    The stocks held by the Portfolio fail to grow their earnings.
     * The stocks held by the Portfolio exhibit characteristics typical of small companies. Smaller companies are typically more volatile and less liquid than larger companies.

WHO MAY WANT TO INVEST IN THIS PORTFOLIO

     The Portfolio may be appropriate for investors who:

     *    Are pursuing a long-term investment goal.
     * Want to diversify their equity portfolio and enhance return potential by investing in small and medium-size companies.
     * Are willing to accept swings in the value of their portfolio with the offsetting goal of earning higher long-term total return.

     The Portfolio may not be appropriate for investors who:

     *    Are pursuing a short-term investment goal.
     *    Need regular income.
     *    Wish to have their equity allocation invested in large companies only.

AN OVERVIEW OF EACH PORTFOLIO

                            ROCHDALE ATLAS PORTFOLIO

INVESTMENT GOAL

     The Portfolio seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio invests primarily in equity securities of foreign companies, including those in emerging markets. In selecting securities, Rochdale focuses on those countries that appear attractively valued relative to other countries. Rochdale then selects securities to represent each selected country's broad market. The Portfolio invests a minimum of 40% of its assets in securities of foreign developed markets. The Portfolio may also invest in options, futures, and other types of derivatives, as well as country funds, as a way to efficiently adjust its exposure to various securities, markets, and currencies.

PRINCIPAL RISKS

     As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. For example, the following risks could affect the value of your investment:

     *    The stock market goes down.
     * Interest rates rise, which can result in a decline in the equity market.
     *    The market undervalues the stocks held by the Portfolio.
     * Adverse developments occur in foreign markets. These investments involve greater risk, including currency fluctuation risk, which may affect the value of securities held by the Portfolio.
     * Derivatives held by the Portfolio vary from Rochdale's expectation of movements in securities, foreign exchange, and interest rate markets.

WHO MAY WANT TO INVEST IN THIS PORTFOLIO

     The Portfolio may be appropriate for investors who:

     *    Are pursuing a long-term investment goal.
     * Want to diversify their equity portfolio and enhance return potential by investing in foreign markets.
     *    Are seeking access to world economic growth.
     * Are willing to accept swings in the value of their portfolio with the offsetting goal of earning higher long-term total return.

     The Portfolio may not be appropriate for investors who:

     *    Are pursuing a short-term investment goal.
     *    Need regular income.
     *    Wish to have their equity allocation invested in domestic stocks only.
     *    Do not want to invest in emerging markets.

AN OVERVIEW OF EACH PORTFOLIO

                  ROCHDALE INTERMEDIATE FIXED-INCOME PORTFOLIO

INVESTMENT GOAL

     The Portfolio seeks current income.

PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio seeks to purchase debt obligations of issuers that provide an attractive rate of current income or provide for an attractive total return based on the maturity, duration and credit quality of the issuer relative to comparable issuers. We will purchase debt instruments with the intention of holding them to maturity and do not expect to meaningfully shift the holdings in the Portfolio in anticipation of interest rate movements and ordinarily will seek to have an average portfolio maturity and duration between 5 to 15 years. One of the potential advantages of the intermediate term structure for the portfolio strategy will be to benefit from the generally higher rate of current income these debt obligations provide as compared to shorter maturity debt obligations. The Portfolio will seek to match or exceed the returns on the Lehman Brothers Treasury Index, although there can be no assurance that it will be able to do so.

PRINCIPAL RISKS

     As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. For example, the following risks could affect the value of your investment:

     *    Interest rates rise sharply or for an extended period of time.
     *    Interest rates fall and remain low for an extended period of time.
     * The issuer of a debt obligation is unable to satisfy its obligations to the extent of the principal of interest payments when due.
     *    An issuer becomes bankrupt or otherwise becomes insolvent.

WHO MAY WANT TO INVEST IN THIS PORTFOLIO

     The Portfolio may be appropriate for investors who:

     *    Are seeking current income.
     * Determine that owning debt obligations of a variety of issuers may provide for a higher current income or total return than a U.S. Government-only portfolio.
     * Are seeking debt obligations from issuers across a broad-based representation of issuers in several industries and sectors, and with various maturities.
     * Are willing to accept swings in their portfolio, greater than that of a fixed income portfolio with shorter maturities or higher quality.
     *    Require greater stability than equity portfolios normally provide.

AN OVERVIEW OF EACH PORTFOLIO

                   ROCHDALE STRUCTURED LARGE GROWTH PORTFOLIO

INVESTMENT GOAL

     The Portfolio seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio invests only in growth style equity securities of larger U.S. companies classified within growth industries within the S&P500. The Portfolio selects from the S&P 500 growth style segment approximately 50 attractive companies using Rochdale's proprietary methodology. The portfolio will invest only in steady growth industry groups. Through the implementation of the structured fundamental approach the Portfolio seeks to capture the benefits associated with selecting companies that have the attributes associated with leading companies within each industry while providing investors with the benefits of broad style diversification, lower turnover and reduced expenses. The Portfolio expects over the long term to generate incremental returns greater than that of actively managed large growth style funds managing within the segment of the S&P 500, although there can be no assurance that the Portfolio will do so.

PRINCIPAL RISKS

     As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. For example, the following risks could affect the value of your investment:

     *    The stock market goes down.
     * Interest rates rise, which can result in a decline in the equity market.
     *    The market undervalues the stocks held by the Portfolio.
     *    The stocks held by the Portfolio fail to grow their earnings.
     *    Growth style investing moves out of favor

WHO MAY WANT TO INVEST IN THIS PORTFOLIO

     The Portfolio may be appropriate for investors who:

     *    Are pursuing a long-term investment goal.
     *    Determine that a focus on growth style investing is preferred.
     * Want to create a large company growth style foundation for their equity portfolio.
     * Are seeking broad-based industry, sector, and market cycle exposure within the growth segment.
     * Are willing to accept swings in the value of their portfolio, greater than that of the broad market, with the offsetting goal of potentially earning higher long-term total return.

     The Portfolio may not be appropriate for investors who:

     *    Require complete stock market diversification.
     *    Have a short-term investment goal.
     *    Need regular income.
     *    Prefer to own small companies.

AN OVERVIEW OF EACH PORTFOLIO

                    ROCHDALE STRUCTURED LARGE VALUE PORTFOLIO

INVESTMENT GOAL

     The Portfolio seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio invests only in value style equity securities of larger U.S. companies classified within value industries within the S&P500. The
     Portfolio selects from the S&P 500 value style segment approximately 50 attractive companies using Rochdale's proprietary methodology. The portfolio will invest only in value industry groups. Through the implementation of the structured fundamental approach the Portfolio seeks to capture the benefits associated with selecting companies that have the attributes associated with leading companies within each industry while providing investors with the benefits of broad diversification within the value style, lower turnover and reduced expenses. The Portfolio expects over the long term to generate incremental returns greater than that of actively managed value style funds managing within the segment of the S&P 500, although there can be no assurance that the Portfolio will do so.

PRINCIPAL RISKS

     As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. For example, the following risks could affect the value of your investment:

     *    The stock market goes down.
     * Interest rates rise, which can result in a decline in the equity market.
     *    The market undervalues the stocks held by the Portfolio.
     *    The stocks held by the Portfolio fail to grow their earnings.
     *    Value style investing moves out of favor

WHO MAY WANT TO INVEST IN THIS PORTFOLIO

     The Portfolio may be appropriate for investors who:

     *    Are pursuing a long-term investment goal.
     *    Determine that a focus on value style investing is preferred.
     * Want to create a focused value large company foundation for their equity portfolio.
     * Are seeking broad-based industry, sector, and market cycle exposure within the value segment.
     * Are willing to accept swings in their portfolio, greater than that of the broad market, with the offsetting goal of potentially earning higher long-term total return.

     The Portfolio may not be appropriate for investors who:

     *    Require complete stock market diversification.
     *    Have a short-term investment goal.
     *    Need regular income.
     *    Prefer to own small companies.

AN OVERVIEW OF EACH PORTFOLIO

                 ROCHDALE STRUCTURED MID/SMALL GROWTH PORTFOLIO

INVESTMENT GOAL

     The Portfolio seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio invests only in growth style equity securities of companies within the S&P 400 and S&P 600 indices. The Portfolio selects only those industries that are classified as growth in nature. The Portfolio selects from the growth style segment of these indices approximately 50 attractive companies using Rochdale's proprietary methodology. The portfolio will invest only in steady growth industry groups. Through the implementation of the structured fundamental approach the Portfolio seeks to capture the benefits associated with selecting companies that have the attributes associated with leading companies within each industry while providing investors with the benefits of broad diversification within the growth style including , lower turnover and reduced expenses. The Portfolio expects over the long term to generate incremental returns greater than that of actively managed growth funds managing within the segment of the S&P 400 and 600 Indices, although there can be no assurance that the Portfolio will do so.

PRINCIPAL RISKS

     As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. For example, the following risks could affect the value of your investment:

     *    The stock market goes down.
     * Interest rates rise, which can result in a decline in the equity market.
     * The market undervalues the stocks held by the Portfolio. The stocks held by the Portfolio fail to grow their earnings.
     * The stocks held by the Portfolio exhibit characteristics typical of small companies. Smaller companies are typically more volatile and less liquid than larger companies.
     *    Growth style investing moves out of favor.

WHO MAY WANT TO INVEST IN THIS PORTFOLIO

     The Portfolio may be appropriate for investors who:

     *    Are pursuing a long-term investment goal.
     * Want to focus their mid and small cap equity portfolio to the growth industries.
     * Are willing to accept swings in their portfolio with the offsetting goal of potentially earning higher long- term total return.

The Portfolio may not be appropriate for investors who:

     *    Require broad stock market diversification.
     *    Have a short-term investment goal.
     *    Need regular income.
     *    Wish to have their equity allocation invested in large companies only.

AN OVERVIEW OF EACH PORTFOLIO

                  ROCHDALE STRUCTURED MID/SMALL VALUE PORTFOLIO

INVESTMENT GOAL

     The Portfolio seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio invests only in value style equity securities of companies within the S&P 400 and 600 indices. We select only those industries that are classified as value in nature. The Portfolio selects from the value segment of the S&P 400 and 600 Indices approximately 50 attractive companies using Rochdale's proprietary methodology. The Portfolio will invest only in cyclical value industry groups. Through the implementation of the structured fundamental approach the Portfolio seeks to capture the benefits associated with selecting companies that have the attributes associated with leading companies within each industry while providing investors with the benefits of broad diversification within the value style, including lower turnover and reduced expenses. The Portfolio expects over the long term to generate incremental returns greater than that of actively managed value style funds managing within the segment of the S&P 400 and S&P 600, although there can be no assurance that the Portfolio will do so.

PRINCIPAL RISKS

     As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. For example, the following risks could affect the value of your investment:

     *    The stock market goes down.
     * Interest rates rise, which can result in a decline in the equity market.
     * The market undervalues the stocks held by the Portfolio. The stocks held by the Portfolio fail to grow their earnings.
     * The stocks held by the Portfolio exhibit characteristics typical of small companies. Smaller companies are typically more volatile and less liquid than larger companies.
     *    Value style investing moves out of favor

WHO MAY WANT TO INVEST IN THIS PORTFOLIO

     The Portfolio may be appropriate for investors who:

     *    Are pursuing a long-term investment goal.
     * Want to focus their mid and small cap equity portfolio on the value industries.
     * Are willing to accept swings in their portfolio with the offsetting goal of earning higher long- term total return.

     The Portfolio may not be appropriate for investors who:

     *    Require broad stock market diversification.
     *    Have a short-term investment goal.
     *    Need regular income.
     *    Wish to have their equity allocation invested in large companies only.

PERFORMANCE

Because the Portfolios have been operating for less than a full calendar year (I.E., January-December), no performance data is available.


FEES AND EXPENSES FOR THE EQUITY AND FIXED-INCOME PORTFOLIOS
(Magna, Alpha, Atlas and Fixed-Income Portfolios)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity and Fixed-Income Portfolios.

                                                    MAGNA      ALPHA      ATLAS    FIXED-INCOME
                                                  PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO
                                                  ---------  ---------  ---------   ---------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)       None         None      None        None
Maximum deferred sales charge (load)
  (as a percentage of the lower of original
  purchase price or redemption proceeds             None         None      None        None
Redemption Fee (as a percentage of amount
Redeemed)*                                          2.00%        2.00%     2.00%       2.00%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio
assets)
Management Fees                                     1.00%        1.00%     1.00%       0.40%
Distribution and Service (12b-1) Fees               0.25%        0.25%     0.25%       0.25%
Other Expenses**                                    1.25%        1.50%     1.75%       1.25%
                                                   -----        -----     -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES                2.50%        2.75%     3.00%       1.90%

Fee Reduction and/or Expense Reimbursement***      (0.75)%      (0.90)%   (1.05)%     (1.00)%
                                                   -----        -----     -----       -----
NET EXPENSES                                        1.75%        1.85%     1.95%       0.90%

----------
* The redemption fee applies only to those shares that you have held for eighteen months or less. The fee is payable to the Portfolios and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

** Other expenses have been estimated for the first full fiscal year of the Portfolios.

*** Rochdale has contractually agreed to reduce its fees and/or pay expenses for each Portfolio's Total Annual Fund Operating Expenses (excluding interest and taxes) to the net expense amounts shown. This contract has a one-year term, renewable annually.

EXAMPLE

This Example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example uses net annual operating expenses for the first year and total operating expenses for three years. Assuming the Advisor continues to reimburse the Portfolios, your actual expenses could be lower. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                                     MAGNA      ALPHA      ATLAS    FIXED-INCOME
                                   PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO
                                   ---------  ---------  ---------    ---------

If you redeem your shares:
     One Year                         $378       $388       $398         --
     Three Years                      $779       $582       $927         --

If you do not redeem your shares:
     One Year                         $178       $188       $198         --
     Three Years                      $779       $582       $927         --

FEES AND EXPENSES FOR THE STRUCTURED PORTFOLIOS
(Large Growth, Large Value, Mid/Small Growth, Mid/Small Value Portfolios)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Structured Portfolios.

                                                 LARGE    LARGE   MID/SMALL  MID/SMALL
                                                 GROWTH   VALUE    GROWTH      VALUE
                                                 ------   -----    ------      -----
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)    None     None       None       None
Maximum deferred sales charge (load)
  (as a percentage of the lower of original
  purchase price or redemption proceeds          None     None       None       None
Redemption Fee (as a percentage of amount
Redeemed)*                                       2.00%    2.00%      2.00%      2.00%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio
assets)
Management Fees                                  0.50%    0.50%      0.50%      0.50%
Distribution and Service (12b-1) Fees            0.25%    0.25%      0.25%      0.25%
Other Expenses**                                 1.25%    1.25%      1.25%      1.25%

TOTAL ANNUAL FUND OPERATING EXPENSES             2.00%    2.00%      2.00%      2.00%

Fee Reduction and/or Expense Reimbursement***   (0.75)%  (0.75)%    (0.65)%    (0.65)%

NET EXPENSES                                     1.25%    1.25%      1.35%      1.35%

----------
* The redemption fee applies only to those shares that you have held for eighteen months or less. The fee is payable to the Portfolios and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

** Other expenses have been estimated for the first full fiscal year of the Portfolios.

*** Rochdale has contractually agreed to reduce its fees and/or pay expenses for each Portfolio's Total Annual Fund Operating Expenses (excluding interest and taxes) to the net expense amounts shown. This contract has a one-year term, renewable annually.

EXAMPLE

This Example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example uses net annual operating expenses for the first year and total operating expenses for three years. Assuming the Advisor continues to reimburse the Portfolios, your actual expenses could be lower. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                                   LARGE    LARGE   MID/SMALL  MID/SMALL
                                   GROWTH   VALUE    GROWTH      VALUE
                                   ------   -----    ------      -----
If you redeem your shares:
     One Year                         --      --       --         --
     Three Years                      --      --       --         --

If you do not redeem your shares:
     One Year                         --      --       --         --
     Three Years                      --      --       --         --

INVESTMENT GOALS AND PRINCIPAL INVESTMENT STRATEGIES FOR THE EQUITY AND FIXED-INCOME PORTFOLIOS
(Magna, Alpha, Atlas and Fixed-Income Portfolios)

                            ROCHDALE MAGNA PORTFOLIO

INVESTMENT GOAL

     The Rochdale Magna Portfolio seeks long-term capital appreciation.

INVESTMENT PHILOSOPHY

     Through investment in select large, leading U.S. companies across a wide variety of industries, the Portfolio attempts to realize attractive long-term performance relative to the S&P 500 universe as a whole.

     The Portfolio takes an enhanced approach to broad market investing. Rochdale believes that exposure to the most attractive companies within both the cyclical and steady growth industries provides the best opportunity for long-term capital appreciation in the large company asset class. In the shorter term, the market's preference for either industry group fluctuates. Longer-term investors require effective exposure to a wide variety of economic sectors in both cyclical and steady growth industry groups.

PRINCIPAL INVESTMENT STRATEGIES

     Companies are considered cyclical or steady growth based on specific industry characteristics. Cyclical growth companies experience greater fluctuations related to the economy, while steady growth companies are less influenced by economic cycles.

     Rochdale employs two distinct proprietary fundamental methodologies to select companies from the cyclical and steady growth industry groups. The fundamental measures predictive of superior performing companies differ between these industry groups. Steady growth companies are evaluated on earnings growth, price momentum, and analyst sentiment. Cyclical growth companies are evaluated based on their ability to generate cash flow growth and their price momentum, which helps identify those companies most likely to achieve earlier market recognition for their growth.

     Rochdale's sensitivity to the different predictors between the cyclical and steady growth industries leads the Portfolio to invest in only the most attractive companies from these industry groups. The leading companies that are selected from these two universes are screened further for their appropriateness in light of expected economic and market conditions. The companies selected are then subject to the process of portfolio optimization, a sophisticated technique used to achieve broad economic sector diversification and managed variability in line with the characteristics of the S&P 500.

     The Portfolio invests primarily in equity securities of U.S. companies that have a market capitalization in excess of $1 billion. The companies selected for investment generally will have characteristics similar to companies included in the S&P 500 Index universe. Investments in common stock are emphasized, but the Portfolio may also buy other types of equity securities, including preferred stocks, convertible securities, or warrants.

     Although not principal investment strategies, the Portfolio may also invest in smaller companies and in foreign securities, including those of emerging markets, as well as sell securities short, use derivative instruments and related investment techniques to hedge equity exposure, for investment gain, or for other purposes considered appropriate by Rochdale to meet the Portfolio's investment goal. Although the Portfolio is diversified, at times, as a result of the Portfolio's strategy or due to price volatility, the Portfolio may have more than 5% of its assets invested in a single issuer.

     Under normal conditions, the Portfolio will stay fully invested in accordance with its investment strategy. However, the Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic, or political conditions. This may result in the Portfolio not achieving its investment objective.

     Rochdale continuously monitors the fundamentals and business performance of each company and will replace a company whose fundamentals change materially with a more attractive company. Under normal market conditions, portfolio turnover is not expected to exceed 50%. This should result in the realization and distribution to shareholders of lower capital gains, which would be considered tax efficient. Less frequent trading also leads to lower transaction costs, which could contribute to performance.


                            ROCHDALE ALPHA PORTFOLIO

INVESTMENT GOAL

     The Rochdale Alpha Portfolio seeks long-term capital appreciation.

INVESTMENT PHILOSOPHY

     Through investment in select small and medium-size companies, the Portfolio attempts to capture the higher returns associated with faster-growing, smaller companies in prospering economic sectors.

     Long-term investment success in small and medium-size companies requires intensive research and due diligence, as well as investor patience to realize a company's growth potential. Rochdale's approach to small and medium-size company research involves comprehensive analysis of each company, including earnings growth, management interviews, and valuation.

PRINCIPAL INVESTMENT STRATEGIES

     Rochdale uses information from a variety of sources - including financial statements, industry studies, and discussions with company management and their competitors, suppliers, and customers - to assess the prospects for growth in revenue and earnings, as well as potential stock price appreciation.

     Each company selected for investment is subject to Rochdale's proprietary research process. Rochdale evaluates key company and industry attributes within eight categories, including business dynamics, operational practices, earnings growth, operating environment, revenue growth, balance sheet, management quality, and valuation. For those companies that meet Rochdale's fundamental criteria, Rochdale develops proprietary financial models to determine the valuation level at which it considers the stock attractively priced. The qualities that Rochdale looks for include:

     *    fundamentally strong business
     *    sustainable competitive advantage
     *    above-average industry growth
     *    experienced management
     *    growing earnings
     *    attractive valuation

     The Portfolio invests primarily in equity securities of U.S. companies that have a market capitalization less than $10 billion. The companies selected for investment generally will have characteristics similar to companies included in the S&P MidCap 400 and S&P SmallCap 600 Indices universe. Although not principal investment strategies, the Portfolio may also invest in larger companies and in foreign securities, including those of emerging markets, as well as sell securities short, use derivative instruments and related investment techniques to hedge equity exposure, for investment gain, or for other purposes considered appropriate by Rochdale to meet the Portfolio's investment goal. Although the Portfolio is diversified, at times, as a result of the Portfolio's strategy or due to price volatility, the Portfolio may have more than 5% of its assets invested in a single issuer.

     Under normal conditions, the Portfolio will stay fully invested in accordance with its investment strategy. However, the Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic, or political conditions. This may result in the Portfolio not achieving its investment objective.

     Once purchased, companies are monitored for changes in their fundamentals and in industry conditions. The Portfolio will continue to own a company as long as its revenue and earnings growth continue in line with expectations, valuation is attractive, and industry trends remain favorable. It is anticipated that the Portfolio's turnover will not exceed 150%, consistent with similar smaller stock investment strategies. A higher portfolio turnover rate (100% or more) can result in higher transaction costs and higher tax liability.

                            ROCHDALE ATLAS PORTFOLIO

INVESTMENT GOAL

     The Rochdale Atlas Portfolio seeks long-term capital appreciation.

INVESTMENT PHILOSOPHY

     Through investment in blue-chip foreign companies of select developed and emerging foreign markets, the Portfolio attempts to achieve long-term performance in excess of broad world markets.

     The Portfolio has a unique approach to investing internationally. Rochdale's research focuses on country selection, which empirical studies demonstrate is the key to earning competitive international returns. The Portfolio invests in leading companies selected from only those foreign developed and emerging markets Rochdale identifies as most attractive, based on measures of valuation and economic growth. Such selectivity creates a greater potential for higher returns as compared to investing across many markets.

PRINCIPAL INVESTMENT STRATEGIES

     Rochdale uses its proprietary country analysis methodology, analyzing each country's aggregate macroeconomic, company fundamental, and market sentiment measures, to determine which foreign markets are likely to generate the highest returns. The foreign markets most worthy of investment have:

     *    higher forecasted GDP
     *    lower valuation relative to growth
     *    higher equity risk premiums
     *    higher current account relative to GDP
     *    positive analyst sentiment

     After identifying those countries worthy of investment, Rochdale uses a global equity optimization process to invest in each country's leading companies across the industries driving economic growth. This sophisticated process enables Rochdale to develop a portfolio that captures substantially all of the combined top-ranked countries' stock market movements with only a few companies per selected country. The Portfolio invests in the blue-chip companies in each country. Each company must meet Rochdale's standards for market and industry representation, financial condition, credit rating, and liquidity. A minimum of 40% is invested in developed markets.

     The Portfolio invests primarily in equity securities of foreign-domiciled, publicly traded companies worldwide. Equity securities include common stocks, Depositary Receipts, warrants, convertible bonds, debentures, and convertible preferred stocks. In general, countries and companies eligible for investment are those included in the Dow Jones World Index, excluding the U.S.

     Depending on the circumstances and opportunities that might arise, and given the volatile nature of foreign markets, the Portfolio may use country funds, futures, derivative instruments, or other securities as deemed appropriate by Rochdale in seeking to maximize the efficiency of its country selection process or hedge equity or currency exposure. An investment in an underlying mutual fund will involve payment by the Portfolio of its pro rata share of advisory and administrative fees charged by such country fund. Although not a principal investment strategy, the Portfolio may also sell securities short. Although the Portfolio is diversified, at times, as a result of the Portfolio's strategy or due to price volatility, the Portfolio may have more than 5% of its assets invested in a single issuer.

     The Portfolio intends to be fully invested in accordance with its investment strategy. However, the Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic, or political conditions. This may result in the Portfolio not achieving its investment objective.

     The Portfolio sells a holding if another company provides more suitable country representation or if a country is no longer an attractive investment. Due to the longer-term nature of the country and stock selection criteria, the Portfolio expects to have a turnover rate of less than 100%. A lower portfolio turnover rate should result in the realization and distribution to shareholders of lower capital gains and lower resultant tax liability. Less frequent trading also leads to lower transaction costs, which could contribute to performance.

                       INTERMEDIATE FIXED-INCOME PORTFOLIO

INVESTMENT GOAL

     The  Rochdale  Intermediate  Fixed Income  Portfolio  seeks to earn current income consistent with the returns available from a universe of investment-grade and U.S. Government fixed income investments maturing in fifteen years or less.

INVESTMENT  PHILOSOPHY

     Through   investments   primarily  in   investment-grade   Corporate   Debt
     Obligations, U.S. Government Obligations and its Agencies, Bank Obligations, Commercial Paper, Repurchase Agreements, Eurodollar Obligations and High Yield Obligations Rochdale seeks to earn current income and a total rate of return commensurate with that available from obligations with a duration of 15 years or less. Ordinarily the Portfolio will invest at least 75% of its assets in investment grade fixed-income obligations. Investment-grade obligations are generally considered to be those rated BBB or better by S & P or Baa or better by Moody's Investor's Service ("Moody's), or if unrated, determined by Rochdale to be of equal quality. Securities rated BBB or Baa, the lowest tier of investment grade, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics.

     Generally the Portfolio will purchase securities with maturities between one year and fifteen years. However, depending on the circumstances the Portfolio may invest in obligations with a shorter or longer duration. It is expected that the Portfolio will have an average maturity and duration ranging between 5 to 15 years. Under normal circumstances the Portfolio will hold primarily Corporate Obligations which are expected to earn a higher rate of income than those of the comparable U.S. Government or Agency Obligations.

     Rochdale may invest more than 5% of its assets in the obligations of the U.S. Government or its Agencies or those of a Corporate Issuer provided, however, that the issuer has at least an investment grade of A or better.

PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio will purchase Obligations of Issuers that provide an attractive rate of current income or provide for an attractive total return based on the maturity, duration and credit quality of the issuer relative to comparable issuers. We will purchase debt instruments with the intention of holding them to maturity and do not expect to meaningfully shift the holdings in the Portfolio in anticipation of interest rate movements and ordinarily will seek to have an average portfolio maturity and duration between 5 to 15 years. One of the potential benefits of the intermediate term structure for the Portfolio will be to pursue the generally higher rate of current income these debt obligations provide as compared to shorter maturity debt obligations. Also during falling periods of interest rates, Rochdale believes that the Portfolio should perform well because of its investment-grade quality and the intermediate term maturity and duration of the debt obligations. The Portfolio will seek to match or exceed the returns on the Lehman Brothers Treasury Index, although there can be no assurance that it will be able to do so or to perform well in any given interest rate environment.

INVESTMENT GOALS AND PRINCIPAL INVESTMENT STRATEGIES FOR THE STRUCTURED
PORTFOLIOS
(Large Growth, Large Value, Mid/Small Growth, Mid/Small Value Portfolios)

INVESTMENT GOAL

     Each of the Rochdale Structured Equity Portfolios-Large Growth, Large Value, Mid/Small Growth and Mid/Small Value seeks long-term capital appreciation.

GROWTH INDUSTRIES AND VALUE INDUSTRIES

     In determining what securities to buy for the Rochdale Structured Equity Portfolios, Rochdale classifies companies within the Standard & Poor's 500, the Standard & Poor's 400 (Mid Cap) and the Standard and Poor's 600 (Small
     Cap) Universes by industries.

     The Large Growth and Large Value Portfolios invest primarily in equity securities of U.S. Companies that have a market capitalization in excess of $1 billion. The companies selected for investment by these Funds generally will have characteristics similar to companies associated with the growth and value segments of the S & P 500 Index, respectively.

     The Mid/Small Growth and Mid/Small Value Portfolios invest primarily in equity securities of U.S. Companies that have a market capitalization below $10 billion. The companies selected for investment by these Funds generally will have characteristics similar to companies associated with the growth and value segments of the S & P 400 (Mid Cap) and S & P 600 (Small Cap) Indexes, respectively.

     For purposes of identifying and classifying an industry within the S & P 500 universe as a growth industry or a value industry Rochdale uses a proprietary process. This process measures companies and industries across an assortment of fundamental characteristics. Each industry then is classified as either a growth or value industry. Typically a growth industry will be characterized by its constituent companies being less economically sensitive for their revenues and earnings. More economically dependent companies are considered as cyclical industries and are classified as value industries.

     The industries and companies within each industry are measured across several fundamental income statement and balance sheet attributes. From the income statement Rochdale relies on measures such as revenues, earnings growth, profit margins, and cash flow. From the balance sheet Rochdale evaluates fundamental factors such as book value, total assets and debt to equity ratios. Companies with higher than average and steadier revenue and earnings growth combined with higher than average price to earnings multiples will be growth companies while companies that have a high price to book ratio and revenues that are more cyclical in nature will be considered value companies.

     At the completion of this process all industries and their constituent companies within the relevant S&P index will be classified as either a growth or a value company.

INVESTMENT PHILOSOPHY

     Through investment in select leading U.S. companies within those industries classified as growth or value within the S&P 500 Index for the Large Growth and Large Value Portfolios and within the S & P 400 and S & P 600 Indices for the Mid/Small Growth and Mid/Small Value Portfolios, the Portfolios seek to realize attractive long-term performance relative to the entire spectrum of growth industries within the relevant S&P universe. The Portfolios will select companies using a disciplined, consistent investment methodology applied to companies within the growth or within the value style of industries. In using a structured fundamental approach Rochdale seeks to obtain the benefits associated with its proprietary investment approach applied within a framework of broad growth or value industry coverage.

     By investing methodologically and consistently and in a disciplined manner in only the top few companies within each industry, the Portfolios seek to outperform a passively managed fund which owns all companies regardless of their level of attractiveness. As compared to actively managed funds, the Portfolios will seek to capture the benefits of lower turnover, reduced management fees and reduced risks associated with many actively managed growth style and value style funds. Rochdale believes that its structured approach also can provide greater relative performance than an unmanaged passive approach within the growth style or the value style of the relevant S&P Index, although there can be no assurance that such performance can be achieved.

     Rochdale believes that investors may benefit from investing in a broadly diversified portfolio focused entirely on companies within the growth or the value industries. Rochdale believes that through a well diversified growth or value portfolio investors can reduce the terminal wealth variability risks associated with using active managers within each of those styles. These active managers do not have the mandate of maintaining broad diversification within the a particular style. Rochdale's approach seeks to maximize the performance of the portfolio relative to the growth or value industries within the relevant S&P Index and is therefore not considered a totally diversified portfolio relative to the entire S&P Index.

     Companies are considered steady growth or cyclical based on specific industry characteristics. Steady growth industries tend to generate more reliable earnings over various economic cycles as compared to cyclical growth companies which tend to experience greater fluctuations related to the economy.

PRINCIPAL INVESTMENT STRATEGIES

     The Portfolios use a proprietary methodology, focusing on fundamental, technical and behavioral attributes to select leading companies within the growth or value industries segment of the relevant S&P Index. This methodology seeks to identify a few select best companies based on these attributes within each of the major industries associated with the growth style or the value style of the Index. Our strategy is to invest broadly within the growth style for the Growth funds and the value style for the Value funds and we seek to outperform the passive growth or value indices through selecting only those companies that meet our selection criteria.

     We employ our structured fundamental methodology to select companies from the growth or value industry groups. We believe the fundamental measures that predict superior performing companies include earnings growth, price momentum, and analyst sentiment.

     It is expected that this selectivity will lead the Portfolios to be invested in only the most attractive companies from each industry within the growth and value industry groups. These companies are screened further for their appropriateness in light of expected economic and market conditions. The companies are then subject to the process of portfolio optimization, a technique used to achieve what we believe is the appropriate economic sector diversification and managed variability in line with the characteristics of the growth or value segment of the S&P 500.

     The Portfolios emphasize investment in common stocks but they may also hold other types of equity securities, including preferred stocks, convertible securities, or warrants.

     Although not a principal investment strategy, the Portfolios may at times also invest in foreign securities, including those of emerging markets, as well as sell securities short, use derivative instruments and related investment techniques to hedge equity exposure, for investment gain, or for other purposes considered appropriate by Rochdale to meet the Portfolio's investment goal. A portfolio may at times have more than 5% of its assets within a certain issuer or industry group.

     Under normal conditions, the Portfolios will stay fully invested in accordance with its investment strategy. However, a Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic, or political conditions. This may result in a Portfolio not achieving its investment objective.

     Rochdale continuously monitors the fundamentals and business performance of each company and will replace a company whose fundamentals change materially with a more attractive company. Under normal market conditions, portfolio turnover is not expected to exceed 50%. This should result in the realization and distribution to shareholders of lower capital gains, which would be considered tax efficient. Less frequent trading also leads to lower transaction costs, which could contribute to performance.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS

     The principal risks of investing in the Portfolios that may adversely affect a Portfolio's net asset value or total return are discussed above in "An Overview of each Portfolio" These risks are discussed in more detail below.

     MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

     SMALL AND MEDIUM-SIZE COMPANIES RISK. Although each of the Portfolios may invest in the securities of small and medium-size companies, the Rochdale Alpha Portfolio and the Rochdale Structured Mid/Small Portfolios will concentrate their investments in these types of securities. Investing in securities of small- and mid-capitalization companies involves greater risk than investing in larger companies, because small companies can be subject to more abrupt or erratic share price changes than can larger companies. Smaller companies typically have more limited product lines, markets, or financial resources than larger companies, and their management may be dependent on a limited number of key individuals. Small companies may have limited market liquidity, and their prices may be more volatile. These risks are greater when investing in the securities of newer small companies. As a result, small company stocks, and therefore a Portfolio, may fluctuate significantly more in value than will larger company stocks and mutual funds that focus on them.

     FOREIGN SECURITIES RISK. Although each of the Portfolios may invest in foreign securities, the Rochdale Atlas Portfolio will concentrate its investments in the securities of foreign companies. The risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include: (1) unfavorable changes in currency exchange rates, (2) economic and political instability, (3) less publicly available information, (4) less strict auditing and financial reporting requirements, (5) less governmental supervision and regulation of securities markets, (6) higher transaction costs, and (7) greater possibility of not being able to sell securities on a timely basis. These risks are more pronounced when investing in foreign securities in emerging markets.

     FIXED-INCOME   SECURITIES-INTEREST   AND  CREDIT  RISK.  The   Intermediate
     Fixed-Income Fund will concentrate its investments in fixed-income securities. A fundamental risk to the income component of the Portfolio's investments is that the value of fixed income securities will fall if interest rates rise. Generally, the value of a fixed income portfolio will decrease when interest rates rise. Under these circumstances, the Portfolio's NAV may also decrease. Also, fixed income securities with longer maturities generally entail greater risk than those with shorter maturities. In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed income securities and the market's perception of that issuer's ability to repay principal and interest when due can also affect the value of fixed income securities held by the Portfolio. The value of securities that are considered below investment grade, sometimes known as junk bonds, may be more volatile than the value of fixed income securities that carry ratings higher than "BB." For example, the market price of junk bonds may be more susceptible to real or perceived economic, interest rate or market changes, political changes or adverse developments specific to the issuer. It is not expected that the Fund will hold more than __% of its assets in fixed-income securities rated below investment grade.

     DERIVATIVES  RISK.  The  use  of  derivative   instruments  involves  risks
     different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk, and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track.

     Specific risks associated with the use of derivatives include:

     CREDIT AND COUNTERPARTY RISK. If the issuer of, or the counterparty to, the derivative does not make timely principal, interest or other payment when due, or otherwise fulfill its obligations, a Portfolio could lose money on its investment. A Portfolio is exposed to credit risk, especially when it uses over-the-counter derivatives (such as swap contracts) or it engages to a significant extent in the lending of Portfolio securities or use of repurchase agreements.

     LIQUIDITY  RISK.  Liquidity  risk exists when  particular  investments  are difficult to purchase or sell due to a limited market or to legal restrictions, such that a Portfolio may be prevented from selling particular securities at the price at which a Portfolio values them.

     MANAGEMENT RISK. The Advisor may fail to use derivatives effectively. For example, the Advisor may choose to hedge or not to hedge at inopportune times. This will adversely affect the Portfolios' performance.

     YEAR 2000 RISK. The Portfolios could be adversely affected if the computer systems used by the Advisor and other service providers do not properly process and calculate information related to dates beginning January 1,

     2000. This is commonly known as the "Y2K Problem." This situation may negatively affect the companies in which the Portfolios invest and, by extension, the value of the Portfolios' shares. Although the Portfolios' service providers are taking steps to address this issue, there may still be some risk of adverse effects. To the extent the Portfolios invest in foreign companies, there will be a greater degree of Y2K Problem risk, because foreign countries are not as advanced in dealing with this issue as is the U.S.

INVESTMENT ADVISOR

     Rochdale Investment Management Inc. is the investment advisor to the Portfolios. Rochdale is located at 570 Lexington Avenue, New York, NY 10022-6837. Rochdale currently manages assets of more than $700 million for individual and institutional investors. Rochdale provides advice on buying and selling securities. Rochdale also furnishes the Portfolios with office space and certain administrative services and provides most of the personnel needed by the Portfolios. For its services, each Portfolio pays Rochdale a monthly management fee based upon the average daily net assets of the Portfolios at the following annual rates based on a percentage of average daily net assets:

                  Magna, Alpha and Atlas Portfolios           1.00%
                  Structured Equity Portfolios                0.50%
                  Intermediate Fixed-Income Portfolio         0.40%

PORTFOLIO MANAGERS

     Mr. Carl Acebes and Mr. Garrett R. D'Alessandro are responsible for the day-to-day management of the Portfolios. Mr. Acebes has been Rochdale's Chairman and Chief Investment Officer since its founding. Mr. D'Alessandro is Rochdale's President, Chief Executive Officer, and Director of Research, and is a Chartered Financial Analyst. Mr. D'Alessandro joined Rochdale in 1986.

PORTFOLIO EXPENSES

     Each Portfolio is responsible for its own operating expenses. Rochdale has contractually agreed to reduce its fees and/or pay expenses of the Portfolios to ensure that each Portfolio's aggregate total annual fund operating expenses (excluding interest and tax expenses) will not exceed the limits set forth in the Expense Table. Any reduction in advisory fees or payment of expenses made by Rochdale is subject to reimbursement by the Portfolio if requested by Rochdale in subsequent fiscal years. Rochdale may request this reimbursement if the aggregate amount actually paid by a Portfolio toward operating expenses for such fiscal year (taking into account the reimbursements) does not exceed the applicable limitation on Portfolio expenses. Rochdale is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. (After startup, each Portfolio is permitted to look for longer periods of four and five years.) The Trustees will review any such reimbursement. Each Portfolio must pay its current ordinary operating expenses before Rochdale is entitled to any reimbursement of fees and/or expenses.

SHAREHOLDER INFORMATION

HOW TO BUY SHARES

     You may open a Portfolio account with $10,000. You may make add to your account at any time with investments of at least $5,000. The minimum investment requirements may be waived from time to time at the Advisor's discretion.

     There are several ways to purchase shares of the Portfolios. An Application Form, which accompanies this Prospectus, is used if you send money directly to the Portfolios by mail or by wire. To open an account by wire, to open a retirement plan account, or to purchase shares by overnight mail, or if you have questions about how to invest or about how to complete the Application Form, please call Rochdale at (212) 702-3500. You may also buy shares of the Portfolios through your financial representative. After your account is open, you may add to it at any time.

     You may send money for investment by mail. If you are making an initial investment in a Portfolio, complete the Application Form and mail it with a check (made payable to the Rochdale [Name of Portfolio] ) to the following address:

                  Rochdale Investment Trust
                  P.O. Box _____
                  ________________ XXXXX-XXXX

     If you wish to send your check via an overnight delivery service, you should call Rochdale at (212) 702-3500 for instructions.

SUBSEQUENT INVESTMENTS

     You may add to your account by mailing the stub attached to your account statement, together with your check made payable to Rochdale [Name of Portfolio] to the address noted above. Your account number should be written on your check.

     You may purchase shares of the Portfolios by tendering payment in the form of shares of stock, bonds, or other securities. You may do this provided the security being offered for the purchase of Portfolio shares is readily marketable, its acquisition is consistent with the Portfolio's investment objective, and the Advisor, at its discretion, finds it acceptable.

     You may wire money to the Portfolios. If you are making an initial investment in a Portfolio, you should call (212) 702-3500 between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading, in order to receive an account number. It is important to call and receive this account number, because if your wire is sent without it or without the name of the Portfolio, there may be a delay in investing the money you wire. You should notify the Portfolios before making any wire transfer. You should then ask your bank to wire money to:

     ___________________________
     ABA  Routing  Number: ____________  for credit to
     Rochdale Alpha Portfolio, DDA #_____________
     Rochdale Atlas Portfolio, DDA #_____________
     Rochdale Magna Portfolio, DDA #_____________
     Rochdale Structured Large Growth Portfolio, DDA #_________ Rochdale Structured Large Value Portfolio, DDA #__________ Rochdale Structured Mid/Small Growth Portfolio, DDA #________ Rochdale Structured Mid/Small Value Portfolio, DDA #__________ Rochdale Fixed-Income Portfolio, DDA # ______________

     for further credit to [your name and account number]

     You should advise your bank to include the name of the Portfolio and your account number with the wire. Your bank may charge you a fee for sending a wire to the Portfolios.

     You may buy and sell shares of the Portfolios through certain brokers (and their agents) that have made arrangements with the Portfolios to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Portfolios' Transfer Agent, and you will pay or receive the next price calculated by the Portfolio. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Portfolios may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions, and ensuring that you receive copies of the Portfolios' prospectus.

AUTOMATIC INVESTMENT PLAN

     For your convenience, the Portfolios offer an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Portfolio to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $1,000. If you wish to enroll in this Plan, please contact the Distributor for an application. The Portfolios may terminate or modify this privilege at any time. You may elect to terminate your participation in the Plan at any time by notifying the Transfer Agent in writing. The Transfer Agent must receive your termination letter sufficiently in advance of the next scheduled withdrawal.

RETIREMENT PLANS

     The Portfolios offer Individual Retirement Account ("IRA") and Roth IRA plans. You may obtain information about opening an IRA account by contacting the Distributor. If you wish to open another type of retirement plan, please contact your securities dealer.

HOW TO EXCHANGE SHARES

     You may exchange your Portfolio shares for shares of any other Portfolio offered by this Prospectus on any day the Portfolios and the NYSE are open for business. Your exchange of shares is considered a taxable event for you. In addition, an exchange of shares held less than 18 months is subject to a 2.00% redemption fee.

     You may exchange your shares by sending a written request to the Portfolios. You should give your account number and the number of shares or dollar amount to be exchanged. The letter should be signed by all of the shareholders whose names appear in the account registration.

     If your account has telephone privileges, you may also exchange your shares by calling (212) 702-3500 between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time). If you are exchanging shares by telephone, you will be subject to certain identification procedures which are listed below under "How to Sell Shares." The Portfolios may modify, restrict, or terminate the exchange privilege at any time.

HOW TO SELL SHARES

     You may sell (redeem) your Portfolio shares on any day the Portfolio and the NYSE are open for business either directly to the Portfolio or through your investment representative. You will pay a 2.00% redemption fee if you are redeeming shares that you purchased in the past eighteen months. This fee is paid to the Portfolio. The Portfolios impose a redemption fee in order to reduce the transaction costs and tax effects of a short-term investment in the Portfolios.

REDEMPTIONS BY MAIL

     You may redeem your shares by sending a written request to the Portfolios. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to the Portfolios at the following address:

                  Rochdale Investment Trust
                  P.O. Box ____
                  _____________ XXXXX-XXXX

REDEMPTIONS BY TELEPHONE

     If you have completed the Redemption by Telephone portion of the Account Application, you may redeem some or all of your shares by telephone. You may redeem by calling Rochdale at (212) 702-3500 between the hours of 9:00 a.m. and 4:00 p.m., Eastern time. Redemption proceeds will be mailed to the address that appears on the Transfer Agent's records. You may also request that your redemption proceeds be wired to a predesignated bank. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. You may not use the telephone redemption for retirement accounts.

     When you establish telephone privileges, you are authorizing the Portfolios and their Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Such persons may request that the shares in your account be exchanged or redeemed. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

     Before executing an instruction received by telephone, the Portfolios and the Transfer Agent may use procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Portfolios and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request.

     You may request telephone redemption privileges after your account is opened by contacting the Distributor for an authorization form. You will be required to submit the completed authorization form with a signature guarantee.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

     Payment of your redemption proceeds will be made promptly, but not later than seven days after receipt of your written request in proper form. If you request a redemption in writing, your request must have a signature guarantee attached if the amount to be redeemed exceeds $5,000. Other documentation may be required for certain types of accounts. If you did not purchase your shares with a certified check or wire, the Portfolios may delay payment of your redemption proceeds up to 15 days from the date of purchase or until your check has cleared, whichever occurs first.

     Each Portfolio may redeem the shares in your account if the value of your account is less than $5,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $5,000 before the Portfolio makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $5,000 before the Portfolio takes any action.

     The Portfolios have the right to pay redemption proceeds in whole or in part by a distribution of securities from its portfolio. It is not expected that the Portfolios would do so except in unusual circumstances.

PRICING OF PORTFOLIO SHARES

     The price of each Portfolio's shares is based on the Portfolio's net asset value. The net asset value of the Portfolio's shares is determined by dividing the Portfolio's assets, minus its liabilities, by the number of shares outstanding. The Portfolio's assets are the market value of securities it holds, plus any cash and other assets. The Portfolio's liabilities are fees and expenses it owes. The number of Portfolio shares outstanding is the amount of shares that have been issued to shareholders. The price you will pay to buy Portfolio shares or the amount you will receive when you sell your Portfolio shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

     The net asset value of each Portfolio's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Portfolio shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

DIVIDENDS AND DISTRIBUTIONS

     All Portfolios except for the Fixed-Income Portfolio will distribute dividends and capital gains, if any, annually, usually on or about December
     31. The Fixed-Income Portfolio will distribute dividends quarterly and capital gains, if any, annually. Distributions are automatically reinvested in shares of the Portfolio making the distribution. If you wish to receive your distributions in cash, contact Rochdale at (212) 702-3500 before the payment of the distribution.

TAX CONSEQUENCES

     Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Portfolio held the securities that generated the gains, not on how long you owned your Portfolio shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Portfolio shares.

     If you sell or exchange your Portfolio shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

DISTRIBUTION ARRANGEMENTS

     The Portfolios have adopted a distribution plan under Rule 12b-1. This rule allows the Portfolios to pay distribution fees for the sale and
     distribution   of  their  shares  and  for   services   provided  to  their
     shareholders. The distribution and service fee is at an annual rate of 0.25% of each Portfolio's average daily net assets, which is payable to the Advisor, as Distributor. Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Advisor does not expect to charge a distribution fee during the Portfolios' first year of operations.

                               INVESTMENT ADVISOR

                       Rochdale Investment Management Inc.
                              570 Lexington Avenue
                          New York, New York 10022-6837
                                 (212) 702-3500

                                   DISTRIBUTOR

                       Rochdale Investment Management Inc.
                              570 Lexington Avenue
                          New York, New York 10022-6837
                                 (212) 702-3500

                          CUSTODIAN AND TRANSFER AGENT



                              INDEPENDENT AUDITORS

                              Tait, Weller & Baker
                            8 Penn Center, Suite 800
                        Philadelphia, Pennsylvania 19103

                                  LEGAL COUNSEL

                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, Suite 2900
                         San Francisco, California 94104

                            ROCHDALE INVESTMENT TRUST
                              570 Lexington Avenue
                             New York, NY 10022-6837
                                  800-245-9888
                                www.rochdale.com



You can discuss your questions about the Portfolios, and request other information, including Statement of Additional Information (SAI), Annual Report or Semi-Annual Report, free of charge, by calling the Portfolios at 800-245-9888 or visiting our Web site at www.rochdale.com. In the Portfolios' Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year. The SAI provides detailed information about the Portfolios and is incorporated into this Prospectus by reference.

You can review and copy information about the Portfolios, including the Portfolios' reports and SAI, at the Public Reference Room of the Securities and Exchange Commission, or get copies for a fee, by writing or calling the Public Reference Room of the Commission, Washington, DC 20549-6009 (1-800-SEC-0330). You can obtain the same information free of charge from the Commission's Internet Web site at http://www.sec.gov.


                         (Rochdale Investment Trust's SEC Investment Company Act
                                                       file number is 811-08685)

                  ---------------------------------------------

                                     PART B

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

                            ROCHDALE INVESTMENT TRUST

                  ---------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                DECEMBER 31, 1999


                            ROCHDALE MAGNA PORTFOLIO
                            ROCHDALE ALPHA PORTFOLIO
                            ROCHDALE ATLAS PORTFOLIO

                  ROCHDALE INTERMEDIATE FIXED-INCOME PORTFOLIO

                   ROCHDALE STRUCTURED LARGE GROWTH PORTFOLIO
                    ROCHDALE STRUCTURED LARGE VALUE PORTFOLIO
                 ROCHDALE STRUCTURED MID/SMALL GROWTH PORTFOLIO
                  ROCHDALE STRUCTURED MID/SMALL VALUE PORTFOLIO

                   EACH A SERIES OF ROCHDALE INVESTMENT TRUST

                              570 LEXINGTON AVENUE
                             NEW YORK, NY 10022-6837
                                 (212) 702-3500

This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated December 31, 1999, as may be revised of the Rochdale Portfolios named above, which are series of Rochdale Investment Trust (the "Trust"). Rochdale Investment Management Inc. ("Rochdale") is investment advisor to the Portfolios. A copy of the Portfolios' Prospectus is available by calling the number listed above or (212) 633-9700.

                                TABLE OF CONTENTS

The Trust................................................................  B-2
Investment Objective and Policies........................................  B-2
Investment Restrictions..................................................  B-16
Distributions and Tax Information........................................  B-18
Trustees and Executive Officers..........................................  B-21
The Portfolios' Investment Advisor.......................................  B-22
The Portfolios' Administrator............................................  B-22
The Portfolios' Distributor..............................................  B-23
Execution of Portfolio Transactions......................................  B-24
Additional Purchase and Redemption Information...........................  B-26
Determination of Share Price.............................................  B-28
Performance Information..................................................  B-29
General Information......................................................  B-30
Financial Statements.....................................................  B-30
Appendix A...............................................................  B-31
Appendix B ..............................................................  B-32

                                    THE TRUST

Rochdale Investment Trust (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust may consist of various series, which represent separate investment portfolios. This SAI relates only to the Portfolios listed on the cover page.

The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Portfolios. The Prospectus for the Portfolios and this SAI omit certain information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                        INVESTMENT OBJECTIVE AND POLICIES

Each of the Portfolios has the investment objective of long-term capital appreciation with the exception of the Intermediate Fixed-Income Portfolio, which has the investment objective of current income. Each Portfolio is diversified, which under applicable federal law means that as to 75% of its total assets, not more than 5% may be invested in the securities of a single issuer and that it may hold no more than 10% of the voting securities of a single issuer. The following discussion supplements the discussion of the Portfolios' investment objective and policies as set forth in the Prospectus. There can be no assurance that the objective of any Portfolio will be attained.

CONVERTIBLE SECURITIES AND WARRANTS

The Portfolios may invest in convertible securities and warrants. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.
Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Portfolio's entire investment therein).

INVESTMENT COMPANIES

Each Portfolio may under certain circumstances invest a portion of its assets in other investment companies, including money market funds. In addition to a Portfolio's advisory fee, an investment in an underlying mutual fund will involve payment by a Portfolio of its pro rata share of advisory and administrative fees charged by such fund.

SECURITIES LOANS

Each Portfolio is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed one-third of the value of a Portfolio's total assets. In connection with such loans, a Portfolio will receive collateral consisting of cash, cash equivalents, U.S. Government securities, or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value plus accrued interest of the securities loaned. A Portfolio can increase its income through the investment of such collateral. A Portfolio continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, to receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by a Portfolio on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. A Portfolio might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with the Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by Rochdale to be of good standing and will not be made unless, in the judgment of Rochdale, the consideration to be earned from such loans justifies the risk.

SHORT SALES

Each Portfolio may seek to hedge investments or realize additional gains through short sales. Each Portfolio may make short sales, which are transactions in which a Portfolio sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. A Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which a Portfolio sold the security. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Portfolio also may be required to pay a premium, which would increase the cost of the security sold. To the extent necessary to meet margin requirements, the broker will retain the net proceeds of the short sale until the short position is closed out. A Portfolio also will incur transaction costs in effecting short sales.

A Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses a Portfolio may be required to pay in connection with a short sale.

No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Portfolio's net assets.

Whenever a Portfolio engages in short sales, its custodian will segregate liquid assets equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily, provided that at no time will the amount segregated plus the amount deposited with the broker be less than the market value of the securities at the time they were sold short.

ILLIQUID SECURITIES

Each Portfolio may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. Rochdale will monitor the amount of illiquid securities held by the Portfolios, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Portfolios' investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Portfolio might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. A Portfolio might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to a Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Portfolio together with the repurchase price on repurchase. In either case, the income to a Portfolio is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. Each Portfolio will generally enter into repurchase agreements of short duration, from overnight to one week, although the underlying securities generally have longer maturities. Each Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the Investment Company Act of 1940 (the "Investment Company Act"), a repurchase agreement is deemed to be a loan from a Portfolio to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by a Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, a Portfolio may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and a Portfolio has not perfected a security interest in the U.S. Government security, the Portfolio may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Portfolio, Rochdale seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, a Portfolio will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Portfolio plus accrued interest, and the Portfolio will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Portfolio will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Portfolio will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

WHEN-ISSUED SECURITIES

Each Portfolio may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, a Portfolio makes no payment to the issuer and no interest accrues to the Portfolio. To the extent that assets of a Portfolio are held in cash pending the settlement of a purchase of securities, the Portfolio would earn no income. While when-issued securities may be sold prior to the settlement date, a Portfolio intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Portfolio makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. Rochdale does not believe that a Portfolio's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. A Portfolio will segregate liquid assets equal in value to commitments for when-issued securities, which reduces but does not eliminate leverage.

FIXED-INCOME SECURITIES

The Intermediate Fixed-Income Portfolio will invest primarily in fixed-income securities, and the other Portfolios also may hold such securities when Rochdale believes that opportunities for long-term capital growth exist. The Portfolios' investments in fixed-income securities of domestic and foreign issuers are limited to corporate debt securities (bonds, debentures, notes, and other similar corporate debt instruments), and bills, notes and bonds issued by the U.
S. Government, its agencies and instrumentalities.

The market value of fixed-income securities is influenced significantly by changes in the level of interest rates. Generally, as interest rates rise, the market value of fixed-income securities decreases. Conversely, as interest rates fall, the market value of fixed-income securities increases. Factors which could result in a rise in interest rates, and a decrease in market value of fixed-income securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an expansion in the Federal budget deficit, or an increase in the price of commodities, such as oil. In addition, the market value of fixed-income securities is influenced by perceptions of the credit risks associated with such securities. Credit risk is the risk that adverse changes in economic conditions can affect an issuer's ability to pay principal and interest.

Fixed income securities that will be eligible for purchase by the Portfolios include investment grade corporate debt securities, those rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's). Securities rated BBB by S&P are considered investment grade, but Moody's considers securities rated Baa to have speculative characteristics.

The Portfolios reserve the right to invest in securities rated lower than BB by S&P or lower than Baa by Moody's. Lower-rated securities generally offer a higher current yield than that available for higher grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Portfolio's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Portfolio may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Portfolio may decline proportionately more than a Portfolio consisting of higher-rated securities. If a Portfolio experiences unexpected net redemptions, it may be forced to sell its higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Portfolio and increasing the exposure of the Portfolio to the risks of lower-rated securities.

Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Portfolio has acquired the security. If a security's rating is reduced while it is held by the Portfolio, the Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for debt securities are described in Appendix A.

Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.

U. S. GOVERNMENT SECURITIES. U.S. Government securities in which the Portfolios may invest include direct obligations issued by the U.S. Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Federal Home Loan Banks, Government National Mortgage Association, International Bank for Reconstruction and Development and Student Loan Marketing Association.

All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against United States in the event that the agency or instrumentality does not meet its commitment.

See Appendix A for a description of corporate bond ratings.

SHORT-TERM INVESTMENTS

Each Portfolio may invest in any of the following securities and instruments:

CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. Each Portfolio may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by a Portfolio will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers' acceptances, each Portfolio also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

COMMERCIAL PAPER AND SHORT-TERM NOTES. Each Portfolio may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by Rochdale to be of comparable quality. See Appendix B for a description of commercial paper ratings.

FOREIGN INVESTMENTS AND CURRENCIES

The Portfolios may invest in securities of foreign issuers that are not publicly traded in the United States. The Portfolios may also invest in Depositary Receipts, purchase and sell foreign currency on a spot basis, and enter into forward currency contracts (see "Forward Currency Contracts," below).

DEPOSITARY RECEIPTS. The Portfolios may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. The Portfolios may also hold American Depository Shares ("ADSs"), which are similar to ADRs. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets.

RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:

POLITICAL  AND  ECONOMIC  FACTORS.   Individual  foreign  economies  of  certain
countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

CURRENCY FLUCTUATIONS. The Portfolios may invest in securities denominated in foreign currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Portfolio's assets denominated in that currency. Such changes will also affect a Portfolio's income. The value of a Portfolio's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

EURO CONVERSION. Several European countries adopted a single uniform currency known as the "Euro," effective January 1, 1999. The Euro conversion, that will take place over a several-year period, could have potential adverse effects on a Portfolio's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with a Portfolio's operations. The Portfolios and Rochdale are working with providers of services to the Portfolios in the areas of clearance and settlement of trade to avoid any material impact on the Portfolios due to the Euro conversion; there can be no assurance, however, that the steps taken will be sufficient to avoid any adverse impact on a Portfolio.

MARKET CHARACTERISTICS. Rochdale expects that many foreign securities in which a Portfolio invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. Though growing, they usually have substantially less volume than U.S. markets, and a Portfolio's foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Portfolio assets may be released prior to receipt of payment or securities, may expose a Portfolio to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

TAXES. The interest and dividends payable on some of a Portfolio's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Portfolio shareholders.

COSTS. To the extent that a Portfolio invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

EMERGING MARKETS. Some of the securities in which a Portfolio may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict a Portfolio's investment opportunities, including restrictions on investment in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

OPTIONS AND FUTURES STRATEGIES

Each Portfolio may purchase put and call options, engage in the writing of covered call options and secured put options, and employ a variety of other investment techniques. Specifically, a Portfolio may engage in the purchase and sale of options on securities and stock indices, index future contracts and options on such futures, all as described more fully below. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches. The Portfolios will not engage in such transactions for the purposes of speculation or leverage.

OPTIONS ON SECURITIES. To hedge against adverse market shifts, a Portfolio may purchase put and call options on securities held in its portfolio. In addition, a Portfolio may seek to increase its income in an amount designed to meet operating expenses or may hedge a portion of its portfolio investments through writing (that is, selling) "covered" put and call options. A put option provides its purchaser with the right to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during or at the end of the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option from the writer of the option at the stated exercise price. A covered call option contemplates that, for so long as a Portfolio is obligated as the writer of the option, it will own (1) the underlying securities subject to the option or (2) securities convertible into, or exchangeable without the payment of any consideration for, the securities subject to the option. The value of the underlying securities on which covered call options will be written at any one time by a Portfolio will not exceed 25% of the Portfolio's total assets. A Portfolio will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it segregates liquid assets that are acceptable to the appropriate regulatory authority.

Each Portfolio may purchase options on securities that are listed on securities exchanges or that are traded over-the-counter ("OTC"). As the holder of a put option, a Portfolio has the right to sell the securities underlying the option, and as the holder of a call option, a Portfolio has the right to purchase the securities underlying the option, in each case at the option's exercise price at any time prior to, or on, the option's expiration date. A Portfolio may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing sale transactions. In entering into a closing sale transaction, a Portfolio would sell an option of the same series as the one it has purchased.

A Portfolio receives a premium when it writes call options, which increases the Portfolio's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, a Portfolio limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Portfolio's obligation as writer of the option continues. A Portfolio receives a premium when it writes put options, which increases the Portfolio's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a put, a Portfolio limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Portfolio's obligation as writer of the option continues. Thus, in some periods, a Portfolio will receive less total return and in other periods greater total return from its hedged positions than it would have received from its underlying securities if unhedged.

In purchasing a put option, a Portfolio seeks to benefit from a decline in the market price of the underlying security, whereas in purchasing a call option, a Portfolio seeks to benefit from an increase in the market price of the underlying security. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, a Portfolio will lose its investment in the option. For the purchase of an option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs. Because option premiums paid by a Portfolio are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause a Portfolio's net asset value to be subject to more frequent and wider fluctuations than would be the case if the Portfolio did not invest in options.

OTC OPTIONS. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by Rochdale and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a covered OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

Each Portfolio may purchase and write OTC put and call options in negotiated transactions. The staff of the SEC has previously taken the position that the value of purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities and, as such, are to be included in the calculation of a Portfolio's 15% limitation on illiquid securities. However, the staff has eased its position somewhat in certain limited circumstances. A Portfolio will attempt to enter into contracts with certain dealers with which it writes OTC options. Each such contract will provide that a Portfolio has the absolute right to repurchase the options it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of such formula may vary among contracts, the formula will generally be based upon a multiple of the premium received by a Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value. The formula will also include a factor to account for the difference between the price of the security and the strike price of the option. If such a contract is entered into, a Portfolio will count as illiquid only the initial formula price minus the option's intrinsic value.

Each Portfolio will enter into such contracts only with primary U.S. Government securities dealers recognized by Federal Reserve Banks. Moreover, such primary dealers will be subject to the same standards as are imposed upon dealers with which a Portfolio enters into repurchase agreements.

STOCK INDEX OPTIONS. In seeking to hedge all or a portion of its investment, a Portfolio may purchase and write put and call options on stock indices listed on securities exchanges.

A stock index measures the movement of a certain group of stocks by assigning relative values to the securities included in the index. Options on stock indices are generally similar to options on specific securities. Unlike options on specific securities, however, options on stock indices do not involve the delivery of an underlying security; the option in the case of an option on a stock index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date.

When a Portfolio writes an option on a stock index, it will segregate liquid assets in an amount equal to the market value of the option, and will maintain liquid assets with a value sufficient at all times to cover its potential obligations while the option is open.

Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. If a Portfolio writes a stock index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written. The ability of a Portfolio to engage in closing purchase transactions with respect to stock index options depends on the existence of a liquid secondary market. Although a Portfolio generally purchases or writes stock index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when a Portfolio desires to engage in such a transaction.

RISKS RELATING TO PURCHASE AND SALE OF OPTIONS ON STOCK INDICES. Purchase and sale of options on stock indices by a Portfolio are subject to certain risks that are not present with options on securities. Because the effectiveness of purchasing or writing stock index options as a hedging technique depends upon the extent to which price movements in a Portfolio's portfolio correlate with price movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss on the purchase or writing of an option on a stock index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Portfolio of options on stock indices will be subject to the ability of Rochdale to correctly predict movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. In the event Rochdale is unsuccessful in predicting the movements of an index, a Portfolio could be in a worse position than had no hedge been attempted.

Stock index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in stock index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Portfolio would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. However, it will be each Portfolio's policy to purchase or write options only on indices which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

FUTURES CONTRACTS. Each Portfolio may purchase and sell stock index futures contracts and interest rate futures contracts ("futures contracts"). The purpose of the acquisition or sale of a futures contract by a Portfolio is to hedge against fluctuations in the value of its portfolio without actually buying or selling securities. The futures contracts in which a Portfolio may invest have been developed by and are traded on national commodity exchanges. A Portfolio may assume both "long" and "short" positions with respect to futures contracts. A long position involves entering into a futures contract to buy a commodity, whereas a short position involves entering into a futures contract to sell a commodity.

A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

An interest rate futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases, the contracts are closed out before the settlement date without the making or taking of delivery.

The purpose of trading futures contracts is to protect a Portfolio from fluctuations in value of its investment securities without necessarily buying or selling the securities. Because the value of a Portfolio's investment securities will exceed the value of the futures contracts sold by it, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Portfolio's assets. No consideration is paid or received by a Portfolio upon trading a futures contract. Instead, upon entering into a futures contract, a Portfolio is required to deposit an amount of cash or U.S. Government securities generally equal to 10% or less of the contract value. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to a Portfolio upon termination of the futures contract, assuming that all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Portfolio fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the currency or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Portfolio may elect to close a position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract.

Each short position in a futures contract entered into by a Portfolio is secured by the Portfolio's ownership of underlying securities. A Portfolio does not use leverage when it enters into long futures contracts; the Portfolio segregates, with respect to each of its long positions, liquid assets having a value equal to the underlying commodity value of the contract.

Each Portfolio may trade futures contracts to the extent permitted under rules and interpretations adopted by the Commodity Futures Trading Commission (the "CFTC"). U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of contract markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

Each Portfolio intends to comply with CFTC regulations and avoid "commodity pool operator" or "commodity trading advisor" status. These regulations require that a Portfolio use futures positions (a) for "bona fide hedging purposes" (as defined in the regulations) or (b) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of the liquidation value of a Portfolio's portfolio.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. There are several risks in using futures contracts as hedging devices. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in stock indices or securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to stock index futures contracts, the risk of imperfect correlation increases as the composition of a Portfolio's portfolio diverges from the securities included in the applicable stock index. It is possible that a Portfolio might sell stock index futures contracts to hedge against a decline in the market, only to have the market advance and the value of securities held by the Portfolio decline. If this occurred, a Portfolio would lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, Rochdale believes that over time the value of a Portfolio will tend to move in the same direction as the market indices and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indices whose movements they believe will have a significant correlation with movements in the value of the portfolio securities sought to be hedged.

Successful use of futures contracts by a Portfolio is subject to the ability of Rochdale to predict correctly movements in the direction of the market. If a Portfolio has hedged against the possibility of a decline in the value of the stocks it holds and stock prices increase instead, the Portfolio would lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

LIQUIDITY OF FUTURES CONTRACTS. Each Portfolio may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by a Portfolio. A Portfolio may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to a Portfolio, and the Portfolio realizes a loss or a gain. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although each Portfolio intends to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Investments in futures contracts by their nature tend to be more short-term than other securities investments made by a Portfolio. A Portfolio's ability to make such investments, therefore, may result in an increase in portfolio activity and thereby may result in the payment of additional transaction costs.

FORWARD CURRENCY CONTRACTS

Each Portfolio may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

SWAP CONTRACTS

TYPES OF SWAPS. The Portfolios may use the following: (i) Long equity swap contracts: where a Portfolio pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities; (ii) Short equity swap contracts: where a Portfolio receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities; (iii) Contracts for differences: equity swaps that contain both a long and short equity component; (iv) Interest rate swap contracts: where a Portfolio exchanges fixed interest payments for floating payments or vice versa; (v) Currency swap contracts: where a Portfolio exchanges one currency for another at a forward exchange rate; and (vi) other similar contractual agreements to exchange credit obligations.

USES. The Portfolios may use swaps for (i) various reasons, including, but not limited to traditional hedging purposes - short equity swap contracts used to hedge against an equity risk already present in a Portfolio; (ii) anticipatory purchase hedging purposes - where a Portfolio that anticipates significant cash purchase transactions enters into long equity swap contracts to obtain market exposure until such a time where direct investment becomes possible or can be made efficiently; (iii) anticipatory redemption hedging purposes - where a Portfolio that expects significant demand for redemptions enters into short equity swap contracts, to allow it to dispose of securities in a more orderly fashion; (iv) direct investment - where a Portfolio purchases (particularly long equity swap contracts in place of investing directly in securities; (v) risk management where a Portfolio uses equity swap contracts to adjust the weight of the Portfolio to a level the Advisor feels is the optimal exposure to individual markets, sectors and equities or where the Portfolio uses currency swap contracts to capture inefficiencies in foreign exchange rates or to minimize exposure to the purchase price of a foreign security held by the Portfolio or where a Portfolio uses interest rate swap contracts to exchange a disadvantageous interest rate (whether floating or fixed) for a different interest rate.

LIMITATIONS ON USE. There is generally no limit on the use of swaps except to the extent such swaps are subject to the liquidity requirement of a Portfolio.

                             INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by each Portfolio and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Portfolio's outstanding voting securities as defined in the Investment Company Act.

A Portfolio may not:

1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of portfolio securities, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

2. (a) Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 10% of total assets (at the lower of cost or fair market value; any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings and no investments may be made while any borrowings are in excess of 5% of total assets).

     (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities, except that this restriction does not preclude a Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.

4. Purchase or sell real estate, or commodities or commodity contracts, except that a Portfolio may purchase or sell currencies (including forward currency exchange contracts), futures contracts, and related options.

5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry, except that this restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

6. Issue senior securities, as defined in the Investment Company Act except that this restriction shall not be deemed to prohibit a Portfolio from (a) making any permitted borrowings, mortgages or pledges, (b) entering into repurchase transactions, or (c) engaging in options or futures transactions.

7.   Invest in any issuer for purposes of exercising control or management.

8. With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer, except that this restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

9.   Each  Portfolio  observes  the  following  policy,   which  is  not  deemed
     fundamental and which may be changed without shareholder vote. A Portfolio may not:

     (a) Invest in securities of other investment companies except as provided for in the Investment Company Act.

10. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable, and repurchase agreements with more than seven days to maturity.

If a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to borrowing and illiquid securities, or as otherwise specifically noted.

                       DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS

Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually by the Portfolios other than the Intermediate Fixed-Income Portfolio, which distributes income dividends quarterly with annual distributions of any undistributed net investment income by the Equity Portfolios expected on or about December 31 of each year. Any net capital gains realized through the one-year period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by a Portfolio will be accompanied by a brief explanation of the form and character of the distribution. In January of each year the Portfolios will issue to each shareholder a statement of the federal income tax status of all distributions made during the preceding calendar year.

TAX INFORMATION

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"), provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets, and timing of distributions. It is each Portfolio's policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Portfolio will not be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, each Portfolio must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Portfolio paid no federal excise tax.

Each Portfolio's ordinary income generally consists of interest, dividend income and income from short sales, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry forward of the Portfolio.

Each Portfolio may write, purchase, or sell certain options, futures, and foreign currency. Such transactions are subject to special tax rules that may affect the amount, timing, and character of distributions to shareholders. For example, such contracts that are "Section 1256 contracts" will be "marked-to-market" for Federal income tax purposes at the end of each taxable year (i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless certain special elections are made, gain or loss from transactions in such contracts will be 60% long term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain "straddles," may also affect the taxation of a Portfolio's transactions in options, futures, and foreign currency contracts. Under Section 1092 of the Code, a Portfolio may be required to postpone recognition for tax purposes of losses incurred in certain of such transactions.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Portfolio designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Portfolio for its taxable year. The deduction, if any, may be reduced or eliminated if Portfolio shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November, or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

Under the Code, each Portfolio will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Portfolio shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of a Portfolio's shares may be subject to withholding of federal income tax at the current maximum federal tax rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Portfolio with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide Portfolios with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Each Portfolio reserves the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.

If more than 50% of the value of a Portfolio's total assets at the close of the taxable consists of stock or securities in foreign corporation, the Portfolio may elect to pass through to shareholders the right to take the credit for any foreign taxes paid by the Portfolio. If a Portfolio does not qualify for or does not make the election, only the Portfolio and not the shareholder may take the credit.

Generally,  a credit  for  foreign  taxes  may not  exceed  the  portion  of the shareholder's  U.S.  federal  income  tax  (determined  without  reward  to  the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of distributions paid by a Portfolio from foreign source income will be treated as foreign source income. A Portfolio's gains from the sale of securities will generally be treated as derived from U.S. sources, and certain currency fluctuation gains and losses, including fluctuation gains from foreign currency denominated debt securities, receivables and payables will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from a Portfolio which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of foreign income taxes paid by a Portfolio even if the Portfolio is eligible and makes the election to pass through those credits.

The use of hedging strategies, such as entering into forward contracts, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by a Portfolio. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

Any security or other position entered into or held by a Portfolio that substantially diminishes the Portfolio's risk of loss from any other position held by the Portfolio may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Portfolio's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that a Portfolio's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Portfolios that may mitigate the effects of the straddle rules.

Certain forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by a Portfolio. Under these rules, foreign exchange gain or loss realized with respect to foreign currency forward contracts is treated as ordinary income or loss. Some part of a Portfolio's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss. Each Portfolio will not be subject to corporate income tax in the State of Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts, and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Portfolio, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Portfolios and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of a Portfolio under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

                         TRUSTEES AND EXECUTIVE OFFICERS

The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Portfolios. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their dates of birth and affiliations and principal occupations for the past five years are set forth below.

Carl Acebes*, 8/27/46, Chairman and Trustee
570 Lexington Ave, New York, NY 10022. Chairman and Chief Investment Officer of Rochdale.

Maxime C. Baretge, 9/18/40, Trustee
Hastings, W13, Barbados, West Indies. President, P.A. Pommares Agencies, S.A. (luxury goods distribution).

Benedict T. Marino, 9/11/42, Trustee
144 Fairmount Rd., Ridgewood, NJ 07450. President, BTM Investment Company (private investments) since January, 1995; formerly Managing Director, Donaldson, Lufkin, Jenrette Securities Corp. (securities and investment banking) from 1983-1995.

Garrett R. D'Alessandro*, CFA, 11/27/57, President, Secretary and Treasurer

570 Lexington Ave., New York, NY 10022. President, Chief Executive Officer, and Director of Research of Rochdale.

* Indicates an "interested person" of the Trust as defined in the Investment Company Act.

Disinterested Trustees receive an annual retainer of $1,000 and a fee of $500 for each regularly scheduled meeting. Disinterested Trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits are received by any Trustee or officer from the Portfolios or any other portfolio of the Trust. The Trustees have waived these fees during the Magna and Atlas Portfolios' initial fiscal period ended March 31, 1999. The Alpha Portfolio began investment operations in June of 1999 and the remaining portfolios began operations as of the date of this SAI. As of the date of this SAI, the Trustees and officers of the Trust as a group owned less than 1% of each Portfolio's outstanding shares.

                       THE PORTFOLIOS' INVESTMENT ADVISOR

As stated in the Prospectus, investment advisory services are provided to the Portfolios by Rochdale Investment Management Inc. ("Rochdale" or the "Advisor"), pursuant to an Investment Advisory Agreement ("Advisory Agreement").

The Advisory Agreement continues in effect after its initial two year term from year to year so long as such continuation is approved at least annually by (1) the Board of Trustees of the Trust or the vote of a majority of the outstanding shares of Portfolios to which the Advisory Agreement applies, and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either Portfolio or Rochdale upon sixty days' written notice and is automatically terminated in the event of its assignment as defined in the Investment Company Act.

From inception through the fiscal period ended March 31, 1999, the Advisor waived advisory fees and reimbursed the Magna Portfolio for expenses in the total amount of $72,384, of which $15,295 was its advisory fee. The Advisor also waived advisory fees and reimbursed the Atlas Portfolio in the total amount of $99,964, of which $16,156 was its advisory fee. These waivers and reimbursements were made pursuant to the Advisor's undertaking to limit expenses of the Portfolios during this period.

                          THE PORTFOLIOS' ADMINISTRATOR

The Portfolios have entered into an Administration Agreement with Investment Company Administration LLC (the "Administrator"). The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, tax returns, shareholder reports and other regulatory reports or filings required of the Portfolios; prepare all required notice filings necessary to maintain each Portfolio's ability to sell shares in all states where the Portfolios currently do or intend to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Portfolio-related expenses; monitor and oversee the activities of the Portfolios' servicing agents (e.g., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary each Portfolio's daily expense accruals; and perform such additional services as may be agreed upon by the Portfolios and the Administrator. For its services, the Administrator will receive a monthly fee from each Portfolio at the annual rate of 0.10% of average daily net assets with a minimum annual fee of $40,000.

From inception through the fiscal period ended March 31, 1999, the Magna Portfolio accrued $30,247 in administration fees, of which $12,647 was voluntarily  waived  by the  Administrator.  For  the  same  period,  the  Atlas
Portfolio accrued $30,247 in administration fees, of which $10,776 was voluntarily waived by the Administrator.

                           THE PORTFOLIOS' DISTRIBUTOR

Rochdale also acts as the Portfolios' principal underwriter in a continuous public offering of the Portfolios' shares. The Distribution Agreement between the Portfolios and Rochdale will continue in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Portfolio to which the Distribution Agreement applies (as defined in the Investment Company Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act.

The Portfolios have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act. The Plan provides that each Portfolio will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. The fee is paid to the Distributor as reimbursement for or in anticipation of, expenses incurred for distribution related activities. Expenses permitted to be paid by the Portfolios under their Plan include: preparation, printing and mailing or prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Portfolios' shares; payments to financial intermediaries for shareholder support; administrative and accounting services with respect to the shareholders of the Portfolios; and such other expenses as may be approved from time to time by the Board of Trustees.

The Plan allows excess distribution expenses to be carried forward by the Distributor and resubmitted for payment by a Portfolio in a subsequent fiscal year provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Board of Trustees has made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward; and (iii) the Board of Trustees makes a further determination, at the time any distribution expenses which have been carried forward are resubmitted for payment, to the effect that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.

From inception through the fiscal period ended March 31, 1999, fees of $3,942 accrued by the Magna Portfolio pursuant to the Plan were voluntarily waived by the Distributor. For the same period, fees of $4,040 accrued by the Atlas Portfolio pursuant to the Plan were voluntarily waived by the Distributor.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, Rochdale will determine which securities are to be purchased and sold by each Portfolio and which broker-dealers are eligible to execute its portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of Rochdale, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for each Portfolio also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be made through dealers (including banks) which specialize in the types of securities which a Portfolio will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, Rochdale will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to Rochdale that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. Rochdale considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Portfolios, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of a Portfolio subject to rules adopted by the National Association of Securities Dealers, Inc.

While it is each Portfolio's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for a Portfolio, weight may also be given to the ability of a broker-dealer to furnish brokerage and research services to the Portfolios, other portfolios of the Trust or to Rochdale, even if the specific services were not imputed just to the Portfolios and may be useful to Rochdale in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, a Portfolio may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by Rochdale to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of Rochdale's overall responsibilities to a Portfolio.

Investment decisions for each Portfolio will be made independently from those of other client accounts or mutual funds managed or advised by Rochdale. Nevertheless, it is possible that at times identical securities will be acceptable for both a Portfolio and one or more of such client accounts or other Portfolios. In such event, the position of the Portfolio and such client account(s) or other Portfolios in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or other Portfolios seek to acquire the same security as a Portfolio at the same time, a Portfolio may not be able to acquire as large a portion of such security as is desired, or may have to pay a higher price or obtain a lower yield for such security. Similarly, a Portfolio may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or other Portfolios simultaneously purchases or sells the same security that a Portfolio is purchasing or selling, each day's transactions in such security will be allocated between such Portfolio and all such client accounts or other Portfolios in a manner deemed equitable by Rochdale, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Portfolio is concerned. In other cases, however, it is believed that the ability of a Portfolio to participate in volume transactions may produce better executions for the Portfolio.

The Portfolios do not place securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through such brokers solely for selling shares of the Portfolios, although the Portfolios may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of a Portfolio for their customers.

Subject to overall requirements of obtaining the best combination of price, execution and research services on a particular transaction, the Portfolios may place eligible portfolio transactions through their affiliated broker-dealer, Rochdale Securities Corporation, under procedures adopted by the Board of Trustees pursuant to the Investment Company Act and related rules.

From inception through the fiscal period ended March 31, 1999, the Magna Portfolio paid $5,452 in brokerage commissions to non-affiliated broker-dealers. During that period, Rochdale Securities Corporation received brokerage commissions from the Rochdale Magna Portfolio in the amount os $1,112

For the same period, the Atlas Portfolio paid $31,506 in brokerage commissions to non-affiliated broker-dealers.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Portfolios' Prospectus regarding the purchase and redemption of Portfolio shares.

HOW TO BUY SHARES

You may purchase shares of a Portfolio from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Portfolio's daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

The public offering price of Portfolio shares is the net asset value. Each Portfolio receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Portfolio's Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day's public offering price. Orders are in proper form only after Portfolios are converted to U.S. funds.

The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

If you are considering redeeming, exchanging or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Portfolios may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 days after the purchase date. To eliminate the need for safekeeping, the Portfolios will not issue certificates for your shares unless you request them.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Portfolios' shares, (ii) to reject purchase orders in whole or in part when in the judgment of Rochdale such rejection is in the best interest of a Portfolio, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts, for employees of Rochdale or under circumstances where certain economies can be achieved in sales of a Portfolio's shares.

HOW TO SELL SHARES

You can sell your Portfolio shares any day the NYSE is open for regular trading, either directly to a Portfolio or through your investment representative.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

SIGNATURE GUARANTEES:

If you sell shares having a net asset value of $5,000 or greater, a signature guarantee is required. Certain other transactions also require a signature guarantee. The Portfolios may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Rochdale for details.

Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution. A notary public cannot provide a signature guarantee.

DELIVERY OF REDEMPTION PROCEEDS

Payments to shareholders for shares of a Portfolio redeemed directly from the Portfolio will be made as promptly as possible but no later than seven days after receipt by the Portfolio's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Portfolio may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Portfolio not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of Portfolio's shareholders. Under unusual circumstances, a Portfolio may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

At various times, a Portfolio may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Portfolio may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Portfolio.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Portfolio's portfolio securities at the time of redemption or repurchase.

TELEPHONE REDEMPTIONS

To redeem by telephone, a shareholder must have selected telephone transaction privileges on the Account Application when opening a Portfolio account. Upon receipt of any instructions or inquiries by telephone from shareholders or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Portfolios or their agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in the latest Account Application or other written request for services, including purchasing, exchanging or redeeming shares of a Portfolio and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to a Portfolio in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Portfolios may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that if such procedures are used, neither the Portfolios nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

REDEMPTIONS-IN-KIND

Each Portfolio has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

                          DETERMINATION OF SHARE PRICE

As noted in the Prospectus, the net asset value and offering price of shares of each Portfolio will be determined once daily at the close of public trading on the NYSE, normally 4:00 p.m., Eastern time, on each day the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Each Portfolio does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of Portfolio shares may also be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

In valuing each Portfolio's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day.

Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Portfolios are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

The net asset value per share of each Portfolio is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Portfolio outstanding at the time of the valuation; and the result (adjusted to the nearest cent) is the net asset value per share.

                             PERFORMANCE INFORMATION

From time to time, a Portfolio may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Portfolio's average annual compounded rates of return over the most recent year and the period from the Portfolio's inception of operations. A Portfolio may also advertise aggregate and average total return information over different periods of time. A Portfolio's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated periods, according to the following formula:

                                        n
                                  P(1+T) = ERV

Where:      P = a hypothetical initial purchase order of $1,000 from which the maximum  sales load is deducted
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

For the period October 23, 1998 (commencement of investment operations) through March 31, 1999, the total return for the Magna Portfolio was 17.12%. For the period October 2, 1998 (commencement of investment operations) through March 31, 1999, the total return for the Atlas Portfolio was 22.08%.

A Portfolio's total return may be compared to relevant domestic and foreign indices, including those published by Lipper Analytical Services, Inc. From time to time, evaluations of a Portfolio's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Portfolio.

Investors should note that the investment results of the Portfolios will fluctuate over time, and any presentation of a Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

                               GENERAL INFORMATION

Investors in a Portfolio will be informed of the  Portfolio's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

_______________________ acts as Custodian of the securities and other assets of the Portfolios as well as the Trust's transfer and shareholder service agent.

Tait, Weller & Baker, 8 Penn Center, Suite 800, Philadelphia, PA 19103, is the independent auditor for the Trust.

Paul, Hastings, Janofsky & Walker LLP, 345 California Street, 29th Floor, San Francisco, California 94104, is legal counsel to the Trust.

As of June 14, 1999, DLJ Securities Corp. owned of record for the benefit of its customers 96.7%of the outstanding shares of the Magna Portfolio. As of June 14, 1999, DLJ Securities Corp. owned of record for the benefit of its customers 98.7% of the outstanding shares of the Atlas Portfolio.

                              FINANCIAL STATEMENTS

The annual reports to shareholders for the Magna and Atlas Portfolios for the fiscal period ending March 31, 1999 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.

                                   APPENDIX A
                             CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation or protective elements may be of greater amplitude or other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as supper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas, it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in the higher-rated categories.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

                                   APPENDIX B
                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

Prime-1: Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2:   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                    ----------------------------------------

                                     PART C

                                OTHER INFORMATION

                     ---------------------------------------

                            ROCHDALE INVESTMENT TRUST
                                    FORM N-1A
                                     PART C

ITEM 23. EXHIBITS.

                  1.  Agreement and Declaration of Trust (1)
                  2.  By-Laws (1)
                  3.  Specimen Share Certificate (2)
                  4.  Form of Investment Advisory Agreement (3)
                  5.  Form of Distribution Agreement (3)
                  6.  Not applicable
                  7.  Custodian Agreement (2)
                  8.  (1) Form of Administration Agreement (1)
                      (2) Form of Transfer Agency and Service Agreement (2)
                  9.  Opinion and consent of counsel (4)
                  10. Not applicable
                  11. Not applicable
                  12. Letter of Understanding relating to initial capital (2)
                  13. Form of Plan pursuant to Rule 12b-1 (3)
                  14. Not Applicable
                  15. Not Applicable
----------
1 Incorporated by reference from Registration Statement on Form N-1A filed on March 6, 1998.

2  Incorporated  by  reference  from  Pre-Effective   Amendment  No.  2  to  the
   Registration Statement on Form N-1A filed on June 30, 1998.

3 Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on April 30, 1999.

4  To be Filed by Amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

     Article VII, Section 2 of the Trust's Declaration of Trust provides as follows:

       Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     With respect to the Investment Adviser, the response to this item is incorporated by reference to the Adviser's Form ADV as amended, File No. 801-27265.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) The Advisor also acts as the Registrant's principal underwriter and does not act in that capacity for other investment companies.

     (b) The following information is furnished with respect to the officers and directors of the Advisor and Underwriter. Each such person's principal business address is 570 Lexington Avenue, New York, NY 10022.


                           Position and Offices               Position and
Name and Principal           with Principal                   Offices with
Business Address               Underwriter                     Registrant
----------------               -----------                     ----------

Carl Acebes                Chairman and Chief             Chairman and Trustee
                           Investment Officer

Garrett R. D'Alessandro    President and Chief            President, Secretary &
                           Executive Officer              Treasurer

Peter J. McGough           Vice President                 None

Andrew Miranda             Vice President & Controller    None


     (c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by the Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

ITEM 29. MANAGEMENT SERVICES.

         There are no management-related service contracts not discussed in Parts A and B.

ITEM 30.  UNDERTAKINGS.

     The Registrant undertakes:

     (a) To furnish to each person to whom a prospectus is delivered a copy of the Fund's latest annual report to shareholders, upon request and without charge.

     (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a trustee and assist in communications with other shareholders.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on October 14, 1999.

                                        ROCHDALE INVESTMENT TRUST

                                        /s/ Garrett R. D'Alessandro
                                        ---------------------------------
                                           Garrett R. D'Alessandro
                                           President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Carl Acebes                      Trustee                    October 14, 1999
-------------------------------
Carl Acebes

/s/ Benedict T. Marino               Trustee                    October 14, 1999
-------------------------------
Benedict T. Marino

Maxime C. Baretge                    Trustee                    October 14, 1999
-------------------------------
* Maxime C. Baretge


/s/ Garrett R. D'Alessandro          Principal Financial        October 14, 1999
-------------------------------      Officer
Garrett R. D'Alessandro



/s/ Garrett R. D'Alessandro
-------------------------------
by Garrett R. D'Alessandro
* Pursuant to Powers of Attorney dated June 24, 1998